PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Abstract]
Depreciation expense	$ 1,591	$ 1,446